UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                           Value $
---------------                                                    ------------
                  COMMON STOCK -- 98.2%
                  AUTO & TRANSPORTATION -- 2.0%
         37,900   BorgWarner                                            639,752
         55,200   Kansas City Southern (1)                            1,002,432
         66,900   Seaspan                                               707,802
         31,400   Thor Industries                                       332,212
                                                                   ------------
                                                                      2,682,198
                  CONSUMER DISCRETIONARY -- 20.0%
        158,500   Ambassadors Group                                   1,310,795
          7,400   Capella Education (1)                                 409,442
         94,900   Central Garden & Pet (1)                              573,196
         98,000   Central Garden & Pet Class A (1)                      588,000
         86,400   Children's Place (1)                                1,625,184
        160,300   Clear Channel Outdoor Holdings Class A (1)            830,354
        158,300   Geo Group (1)                                       2,342,840
         52,500   Healthcare Services Group                             804,300
        156,900   Home Inns & Hotels Management ADR (1)               1,302,270
        239,000   Internap Network Services (1)                         642,910
        109,800   Knology (1)                                           516,060
         59,700   Lamar Advertising Class A (1)                         537,897
        224,200   LKQ (1)                                             2,589,510
         75,200   Pinnacle Entertainment (1)                            509,856
         66,000   Regis                                                 742,500
         51,000   Rent-A-Center (1)                                     757,350
        210,700   Scientific Games Class A (1)                        2,648,499
        115,900   Shuffle Master (1)                                    392,901
         45,900   Sonic (1)                                             447,066
         55,000   Standard Parking (1)                                1,052,700
        300,700   Valueclick (1)                                      1,879,375
        116,200   Waste Connections (1)                               3,372,124
         31,800   Watson Wyatt Worldwide Class A                      1,478,700
                                                                   ------------
                                                                     27,353,829
                  CONSUMER STAPLES -- 3.4%
         19,600   Boston Beer Class A (1)                               494,704
         49,200   NBTY (1)                                              928,404
         38,700   Sanderson Farms                                     1,400,166
        117,800   United Natural Foods (1)                            1,830,612
                                                                   ------------
                                                                      4,653,886
                  FINANCIAL SERVICES -- 19.6%
         24,750   Annaly Capital Management REIT                        374,715
         82,373   Argo Group International Holdings (1)               2,562,624
         20,600   Bank of Hawaii                                        738,922
         23,100   Berkshire Hills Bancorp                               543,312
        263,800   Chimera Investment REIT                               870,540
        191,900   Conseco (1)                                           447,127
         26,943   Cullen/Frost Bankers                                1,179,295
         43,520   CVB Financial                                         391,245
         45,300   Digital Realty Trust REIT                           1,445,070
        175,600   Euronet Worldwide (1)                               1,764,780
        106,800   Genpact (1)                                           874,692
         66,850   H&E Equipment Services (1)                            445,890
         28,408   Health Care REIT                                    1,074,106
         45,400   Huron Consulting Group (1)                          2,269,092
         45,100   Investment Technology Group (1)                       977,768

     Shares                                                           Value $
---------------                                                    ------------
         74,400   Investors Real Estate Trust REIT                      740,280
         30,800   Lazard                                                816,200
         80,600   MFA Mortgage Investments REIT                         461,838
         70,500   National Retail Properties REIT                     1,017,315
        146,300   Online Resources (1)                                  462,308
        121,200   Reinsurance Group of America Class A                4,318,356
         50,800   SVB Financial Group (1)                             1,055,116
         45,000   Westamerica Bancorporation                          1,922,850
                                                                   ------------
                                                                     26,753,441
                  HEALTH CARE -- 16.8%
         36,700   AMERIGROUP (1)                                      1,026,499
         69,700   Amsurg (1)                                          1,365,423
         24,900   athenahealth (1)                                      898,392
        345,000   Bruker (1)                                          1,390,350
        106,000   Cepheid (1)                                           788,640
        100,900   Cooper                                              1,914,073
         32,900   Haemonetics (1)                                     1,946,035
         50,800   HMS Holdings (1)                                    1,572,260
         37,500   Immucor (1)                                         1,039,125
         55,300   Luminex (1)                                         1,126,461
         53,800   Perrigo                                             1,579,030
        221,600   PSS World Medical (1)                               3,519,008
         29,200   Seattle Genetics (1)                                  294,628
        132,000   Skilled Healthcare Group Class A (1)                1,099,560
         82,300   Sun Healthcare Group (1)                              932,459
         58,400   Volcano (1)                                           763,288
         51,700   West Pharmaceutical Services                        1,717,474
                                                                   ------------
                                                                     22,972,705
                  MATERIALS & PROCESSING -- 8.6%
         41,000   Airgas                                              1,447,710
         85,900   Brush Engineered Materials (1)                      1,078,904
        125,100   Cabot                                               1,671,336
         27,400   Clean Harbors (1)                                   1,466,174
         26,900   Interface Class A                                     109,752
        127,700   Nova Chemicals                                        228,583
         42,900   PAN American Silver (1)                               780,351
         35,900   Perini (1)                                            748,515
         14,300   Royal Gold                                            687,544
          8,800   Schnitzer Steel Industries Class A                    345,576
         61,900   ShawCor Class A                                       737,025
         72,800   Sonoco Products                                     1,669,304
         21,700   Wausau Paper                                          206,367
         76,351   Yamana Gold                                           615,389
                                                                   ------------
                                                                     11,792,530
                  OTHER ENERGY -- 4.8%
         31,500   CARBO Ceramics                                      1,132,425
         69,800   Dresser-Rand Group (1)                              1,359,704
        124,242   Galleon Energy Class A (1)                            326,259
         74,300   Key Energy Services (1)                               253,363
         86,200   Plains Exploration & Production (1)                 1,820,544
         89,400   St. Mary Land & Exploration                         1,729,890
                                                                   ------------
                                                                      6,622,185
                  PRODUCER DURABLES -- 3.8%
         40,400   Actuant Class A                                       665,792
         85,200   FEI (1)                                             1,550,640
         57,450   IDEX                                                1,298,945

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                           Value $
---------------                                                    ------------
         12,800   Nordson                                               386,688
         53,400   Rofin-Sinar Technologies (1)                          901,926
         95,600   Veeco Instruments (1)                                 461,748
                                                                   ------------
                                                                      5,265,739
                  TECHNOLOGY -- 15.0%
        491,400   Anadigics (1)                                         997,542
        164,200   Aspen Technology (1)                                1,100,140
         27,500   Cbeyond (1)                                           432,850
         88,200   Emulex (1)                                            503,622
         99,100   F5 Networks (1)                                     2,197,047
        104,800   Gartner (1)                                         1,483,968
        126,700   Harmonic (1)                                          652,505
        130,300   Informatica (1)                                     1,662,628
        109,900   Intermec (1)                                        1,364,958
        103,600   Interwoven (1)                                      1,633,772
         14,600   MEMSIC (1)                                             24,090
        125,460   Parametric Technology (1)                           1,129,140
        187,800   QLogic (1)                                          2,125,896
          8,500   Scansource (1)                                        159,120
         97,300   Semtech (1)                                         1,143,275
        272,300   SonicWALL (1)                                         958,496
         23,100   Standard Microsystems (1)                             319,935
         87,300   Syniverse Holdings (1)                              1,183,788
        184,800   Vishay Intertechnology (1)                            547,008
        131,900   Volterra Semiconductor (1)                            923,300
                                                                   ------------
                                                                     20,543,080
                  UTILITIES -- 4.2%
         36,700   Cleco                                                 838,595
         70,200   NorthWestern                                        1,699,542
         63,500   Portland General Electric                           1,235,075
         31,900   UIL Holdings                                          843,117
         39,100   Unisource Energy
                                                                      1,104,184
                                                                   ------------
                                                                      5,720,513
                                                                   ------------
                  TOTAL COMMON STOCK
                     (Cost $ 172,128,064)                           134,360,106
                                                                   ------------
                  SHORT-TERM INVESTMENT (2) -- 8.3%
     11,387,394   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $11,387,394)                              11,387,394
                                                                   ------------
                  TOTAL INVESTMENTS -- 106.5%
                     (Cost $183,515,458)*                           145,747,500
                                                                   ------------
                  OTHER ASSETS LESS LIABILITIES -- (6.5)%            (8,901,253)
                                                                   ------------
                  NET ASSETS - 100.0%                              $136,846,247
                                                                   ============

* At January 31, 2009, the tax basis cost of the Fund's investments was $184,118,931, and the unrealized appreciation and depreciation of investments owned by the Fund were $6,367,280 and $(44,738,711), respectively.

(1)  Denotes non-income producing security.
(2)  The rate shown represents the 7-day current yield as of January 31, 2009.

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

     Shares                                                           Value $
---------------                                                    ------------
                  COMMON STOCK -- 95.2%
                  AUSTRALIA -- 1.7%
         83,553   Orica (1)                                             702,527
                                                                   ------------
                  CANADA -- 3.7%
         33,599   Cameco                                                557,335
         23,547   Niko Resources                                        968,611
                                                                   ------------
                                                                      1,525,946
                  CHINA -- 4.6%
        363,200   Dongfang Electric Class H (1)                         806,175
      1,564,000   Industrial & Commercial Bank of China
                     Class H (1)                                        661,273
        103,000   Ping An Insurance Group of China
                     Class H (1)                                        446,157
                                                                   ------------
                                                                      1,913,605
                  DENMARK -- 1.1%
         44,369   Danske Bank (1)                                       445,419
                                                                   ------------
                  FRANCE -- 7.3%
         37,727   AXA (1)                                               593,737
         20,887   GDF Suez (1)                                          798,555
         18,523   Groupe Danone (1)                                     950,049
         16,706   Ipsen (1)                                             652,294
                                                                   ------------
                                                                      2,994,635
                  GERMANY -- 7.3%
         36,163   E.ON (1)                                            1,164,021
         27,083   SAP (1)                                               950,880
         43,831   ThyssenKrupp (1)                                      888,865
                                                                   ------------
                                                                      3,003,766
                  HONG KONG -- 11.4%
        728,000   China Unicom Hong Kong (1)                            672,014
      2,054,000   Denway Motors (1)                                     612,240
        190,700   Esprit Holdings (1)                                 1,012,278
        686,000   Shangri-La Asia (1)                                   798,984
         80,000   Sun Hung Kai Properties (1)                           708,773
        136,500   Swire Pacific Class A (1)                             881,535
                                                                   ------------
                                                                      4,685,824
                  ISRAEL -- 3.9%
        177,637   Makhteshim-Agan Industries (1)                        556,614
         25,427   Teva Pharmaceutical Industries ADR                  1,053,949
                                                                   ------------
                                                                      1,610,563
                  ITALY -- 2.0%
        263,733   Intesa Sanpaolo (1)                                   830,582
                                                                   ------------
                  JAPAN -- 11.7%
         29,000   Canon (1)                                             791,072
         29,700   Honda Motor (1)                                       682,372
         52,600   Mitsubishi (1)                                        694,871
        145,000   Mitsubishi UFJ Financial Group (1)                    804,138
         12,800   Nippon Telegraph & Telephone (1)                      619,757
          9,300   Unicharm (1)                                          640,596
         47,800   Ushio (1)                                             606,071
                                                                   ------------
                                                                      4,838,877
                  LUXEMBOURG -- 1.8%
         32,919   ArcelorMittal (1)                                     736,135
                                                                   ------------

     Shares                                                           Value $
---------------                                                    ------------
                  NETHERLANDS -- 4.1%
         56,409   SBM Offshore (1)                                      679,669
         45,966   Unilever (1)                                        1,012,527
                                                                   ------------
                                                                      1,692,196
                  SINGAPORE -- 2.4%
         98,784   Jardine Strategic Holdings (1)                        995,242
                                                                   ------------
                  SWITZERLAND -- 11.7%
         27,326   Credit Suisse Group (1)                               697,401
         37,611   Nestle (1)                                          1,299,810
         27,792   Novartis (1)                                        1,141,987
         11,941   Roche Holding (1)                                   1,676,334
                                                                   ------------
                                                                      4,815,532
                  UNITED KINGDOM -- 20.5%
         84,194   Admiral Group (1)                                   1,093,036
         74,106   BG Group (1)                                        1,017,306
        150,498   Rexam (1)                                             676,692
         39,898   Rio Tinto (1)                                         858,469
        302,139   Sage Group (1)                                        789,039
        177,983   Tesco (1)                                             920,971
         99,516   Venture Production (1)                                843,358
        794,575   Vodafone Group (1)                                  1,477,618
        140,665   WPP (1)                                               792,295
                                                                   ------------
                                                                      8,468,784
                                                                   ------------
                  TOTAL COMMON STOCK
                     (Cost $ 55,936,844)                             39,259,633
                                                                   ------------
                  EQUITY-LINKED WARRANTS (2)(3) -- 3.2%
                  INDIA -- 3.2%
        423,808   Infrastructure Development Finance Company
                     Expires 07/15/13                                   502,212
        211,318   Shriram Transport Finance Expires 01/18/13            807,235
                                                                   ------------
                  TOTAL EQUITY-LINKED WARRANTS
                     (Cost $2,400,059)                                1,309,447
                                                                   ------------
                  SHORT-TERM INVESTMENT (4) -- 2.0%
        843,135   JPMorgan U.S. Government Money
                     Market Fund, 0.590%
                     (Cost $843,135)                                    843,135
                                                                   ------------
                  TOTAL INVESTMENTS -- 100.4%
                     (Cost $59,180,038) *                            41,412,215
                                                                   ------------
                  OTHER ASSETS LESS LIABILITIES -- (0.4)%              (168,127)
                                                                   ------------
                  NET ASSETS -- 100.0%                             $ 41,244,088
                                                                   ============

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2009 (UNAUDITED)

* At January 31, 2009, the tax basis cost of the Fund's investments was $59,180,038, and the unrealized appreciation and depreciation of investments owned by the Fund were $232,945 and $(18,000,768), respectively.

(1)  Security is fair valued.
(2)  Securities are not readily marketable.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009, the value of these securities amounted to $1,309,447, representing 3.2% of the net assets of the Fund.
(4)  The rate shown represents the 7-day current yield as of January 31, 2009.

ADR -- American Depositary Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for FAS 157 disclosure.

As of November 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 - Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the fair value of the Funds' investments. These inputs are summarized into the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' assets and liabilities carried at fair value:

                                                                 APPRECIATION IN   DEPRECIATION IN
                                                INVESTMENTS IN   OTHER FINANCIAL   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*      INSTRUMENTS*
---------------------------------------------   --------------   ---------------   ---------------
SCHRODER INTERNATIONAL ALPHA FUND
Level 1 - Quoted Prices                          $  3,423,029          $--               $--
Level 2 - Other Significant Observable Inputs      37,989,186           --                --
Level 3 - Significant Unobservable Inputs                  --           --                --
                                                 ------------          ---               ---
   TOTAL                                         $ 41,412,215          $--               $--
                                                 ============          ===               ===
SCHRODER U.S. OPPORTUNITIES FUND
Level 1 - Quoted Prices                          $145,747,500          $--               $--
Level 2 - Other Significant Observable Inputs              --           --                --
Level 3 - Significant Unobservable Inputs                  --           --                --
                                                 ------------          ---               ---
   TOTAL                                         $145,747,500          $--               $--
                                                 ============          ===               ===

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2008 through January 31, 2009 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Capital Funds (Delaware)


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 25, 2009


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: March 25, 2009

* Print the name and title of each signing officer under his or her signature.